Short-term Bank Borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Short-term Bank Borrowings.
Schedule of Short-term bank borrowings

	As of December 31,
	2022	2023
	RMB	RMB
The PRC domestic commercial banks	5,394,423	7,765,990